Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through September 23, 2025, except for the events mentioned below, the Group did not identify any subsequent events with material financial impact on the Group’s unaudited condensed consolidated financial statements.

On August 7, 2025, the Company entered into a Securities Purchase Agreement with Streeterville Capital, LLC, issuing two convertible promissory notes totaling US$2.18 million in principal (net proceeds US$2.0 million) and 14,295,000 Class B ordinary shares for nominal consideration. The notes mature in 12 months, bear interest at 8% per annum (18% upon default), and are convertible into ADSs at a discount to market, subject to a floor price. Proceeds are intended for general corporate purposes. On August 12, 2025, the Company received the principal of the first note, amounting to US$1,000,000.

On August 18, 2025, the Company entered into a definitive sales and purchase agreement (the “SPA”) to acquire a 30% equity stake in Tongxin Innovation Limited (“Tongxin”), operator of the innovative ToMe Web 3.0 e-commerce platform on Telegram. The proposed transaction, valued at approximately US$3 million, will be completed through the issuance of the Company’s ADSs in the form of Class B ordinary shares of Trident to Tongxin’s shareholders, and implies a total valuation of approximately US$10 million for Tongxin. The strategic investment represents a significant expansion of Trident’s Web 3.0 ecosystem and demonstrates the company’s commitment to pioneering blockchain-enabled e-commerce solutions.

On August 22, 2025, Mr. Soon Huat Lim, the ultimate controller of the Group, provided a financial support letter to the Group, pursuant to which up to SGD 8.0 million cash can be further provided to meet the Group’s other liabilities and commitments as they become due for at least twelve months from the issuance of this letter, to support the Group’s normal operation. If needed, Mr. Soon Huat Lim will sell or pledge the direct and indirect shares on the Company to provide such financial support when necessary.

On September 8, 2025, the Company entered into a private investment in public equity (PIPE) transaction pursuant to a Securities Purchase Agreement with five designated purchasers (the "Purchasers"). Pursuant to the PIPE transaction, the Company issued an aggregate of 18,575,714 ADSs to the Purchasers, with each ADS representing 8 Class B Ordinary Shares of the Company, totaling 148,605,714 Class B Ordinary Shares. The gross proceeds of US$2,600,600 and the Company received proceeds (net of issuance cost) of US$2,374,566.